Label	Element	Value
WESTWOOD SMIDCAP PLUS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Supplement [Text Block]	aic_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND (THE "TRUST")

WESTWOOD LARGECAP VALUE FUND (THE "LARGECAP VALUE FUND")
WESTWOOD SMIDCAP FUND (THE "SMIDCAP FUND")
WESTWOOD SMIDCAP PLUS FUND (THE "SMIDCAP PLUS FUND")
WESTWOOD SMALLCAP FUND (THE "SMALLCAP FUND")

SUPPLEMENT DATED NOVEMBER 14, 2017 TO:

o          THE LARGECAP VALUE FUND'S A CLASS SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "LARGECAP VALUE A CLASS SUMMARY PROSPECTUS");

o          THE LARGECAP VALUE FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "LARGECAP VALUE INSTITUTIONAL SUMMARY PROSPECTUS");

o          THE SMIDCAP FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "SMIDCAP INSTITUTIONAL SUMMARY PROSPECTUS");

o          THE SMIDCAP PLUS FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017 (THE "SMIDCAP PLUS INSTITUTIONAL SUMMARY PROSPECTUS");

o          THE SMALLCAP FUND'S INSTITUTIONAL SHARES SUMMARY PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED AUGUST 25, 2017 (THE "SMALLCAP INSTITUTIONAL SUMMARY PROSPECTUS," AND, TOGETHER WITH THE LARGECAP VALUE A CLASS SUMMARY PROSPECTUS, LARGECAP VALUE INSTITUTIONAL SUMMARY PROSPECTUS, SMIDCAP INSTITUTIONAL SUMMARY PROSPECTUS, AND SMIDCAP PLUS INSTITUTIONAL SUMMARY PROSPECTUS, THE "SUMMARY PROSPECTUSES");

o          THE A CLASS SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017 AND AUGUST 25, 2017 (THE "A CLASS PROSPECTUS");

o          THE INSTITUTIONAL SHARES PROSPECTUS, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017 AND AUGUST 25, 2017 (THE "INSTITUTIONAL PROSPECTUS," AND, TOGETHER WITH THE A CLASS PROSPECTUS, THE "PROSPECTUSES"); AND

o          THE STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 1, 2017, AS SUPPLEMENTED APRIL 5, 2017, MAY 25, 2017 AND AUGUST 25, 2017 (THE "SAI").

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI.

AS OF NOVEMBER 15, 2017 (THE "EFFECTIVE DATE"), THE INVESTMENT ADVISORY FEE FOR THE LARGECAP VALUE FUND WILL BE REDUCED AS FOLLOWS:

CURRENT INVESTMENT ADVISORY FEE	NEW INVESTMENT ADVISORY FEE
0.70%	0.60%

Additionally, as of the Effective Date, the maximum annual operating expense limits for the LargeCap Value Fund, SMidCap Fund, SMidCap Plus Fund and SmallCap Fund will be reduced as follows:

FUND	SHARE CLASS	CURRENT MAXIMUM ANNUAL OPERATING EXPENSE LIMIT	NEW MAXIMUM ANNUAL OPERATING EXPENSE LIMIT
Westwood LargeCap Value Fund	A Class Shares	1.00%	0.90%
	Institutional Shares	0.75%	0.65%
Westwood SMidCap Fund	Institutional Shares	1.25%	0.88%
Westwood SMidCap Plus Fund	Institutional Shares	1.00%	0.81%
Westwood SmallCap Fund	Institutional Shares	1.10%	0.99%

ACCORDINGLY, AS OF THE EFFECTIVE DATE, THE SUMMARY PROSPECTUSES, PROSPECTUSES AND SAI ARE HEREBY AMENDED AND SUPPLEMENTED AS FOLLOWS:

1.  In the "Fund Fees and Expenses" section of the LargeCap Value A Class Summary Prospectus, and the corresponding section of the A Class Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

A CLASS SHARES
Management Fees(1)	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.99%
Less Fee Reductions and/or Expense Reimbursements(2)	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.90%

(1)      Management Fees have been restated to reflect current fees.

(2)      Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for A Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's A Class Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$92	$304	$536	$1,203

2.  In the "Fund Fees and Expenses" section of the LargeCap Value Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

INSTITUTIONAL SHARES
Management Fees(1)	0.60%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.74%
Less Fee Reductions and/or Expense Reimbursements(2)	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.65%

(1)      Management Fees have been restated to reflect current fees.

(2)      Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.65% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$225	$401	$908

3.  In the "Fund Fees and Expenses" section of the SMidCap Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

INSTITUTIONAL SHARES
Management Fees	0.75%
Other Expenses	0.23%
Shareholder Servicing Fees	0.13%
Other Operating Expenses	0.10%
Total Annual Fund Operating Expenses	0.98%
Less Fee Reductions and/or Expense Reimbursements(1)	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.88%

(1)      Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.88% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$90	$300	$530	$1,190

4.  In the "Fund Fees and Expenses" section of the SMidCap Plus Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

INSTITUTIONAL SHARES
Management Fees	0.75%
Other Expenses	0.16%
Shareholder Servicing Fees	0.01%
Other Operating Expenses	0.15%
Total Annual Fund Operating Expenses	0.91%
Less Fee Reductions and/or Expense Reimbursements(1)	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.81%

(1)      Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.81% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$83	$278	$492	$1,108

5.  In the "Fund Fees and Expenses" section of the SmallCap Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

INSTITUTIONAL SHARES
Management Fees	0.85%
Other Expenses	0.26%
Shareholder Servicing Fees	0.13%
Other Operating Expenses	0.13%
Total Annual Fund Operating Expenses	1.11%
Less Fee Reductions and/or Expense Reimbursements(1)	(0.12)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.99%

(1)      Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively,"excluded expenses")) from exceeding 0.99% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$101	$338	$597	$1,338

6.  In the "Investment Adviser" section of the Prospectuses, the row in the management fee table regarding the LargeCap Value Fund is hereby deleted and replaced with the following:

Westwood LargeCap Value Fund	0.60%*

*         Prior to November 15, 2017, the advisory fee for the Westwood LargeCap Value Fund was 0.70%. Prior to February 29, 2016, the advisory fee for the Westwood LargeCap Value Fund was 0.75%.

7.  In the "Investment Adviser" section of the A Class Prospectus, the row in the expense cap table regarding the LargeCap Value Fund is hereby deleted and replaced with the following:

Westwood LargeCap Value Fund	0.90%*

*         Prior to November 15, 2017, the expense cap for A Class Shares of the Westwood LargeCap Value Fund was 1.00%. Prior to February 29, 2016, the expense cap for A Class Shares of the Westwood LargeCap Value Fund was 1.25%.

8.  In the "Investment Adviser" section of the Institutional Prospectus, the rows in the expense cap table regarding the LargeCap Value Fund, SMidCap Fund, SMidCap Plus Fund and SmallCap Fund are hereby deleted and replaced with the following:

Westwood LargeCap Value Fund	0.65%*
Westwood SMidCap Fund	0.88%+
Westwood SMidCap Plus Fund	0.81%++
Westwood SmallCap Fund	0.99%(ss)

*         Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood LargeCap Value Fund was 0.75%. Prior to February 29, 2016, the expense cap for Institutional Shares of the Westwood LargeCap Value Fund was 1.00%.

+         Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood SMidCap Fund was 1.25%.

++       Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood SMidCap Plus Fund was 1.00%.

(ss)     Prior to November 15, 2017, the expense cap for Institutional Shares of the Westwood SmallCap Fund was 1.10%.

9.  In "The Adviser and Sub-Adviser" section of the SAI, the row in the management fee table regarding the LargeCap Value Fund is hereby deleted and replaced with the following:

Westwood LargeCap Value Fund	0.60%*

*         Prior to November 15, 2017, the Management Fee for the Westwood LargeCap Value Fund was 0.70%. Prior to February 29, 2016, the Management Fee for the Westwood LargeCap Value Fund was 0.75%.

10.  In "The Adviser and Sub-Adviser" section of the SAI, the rows in the expense cap table regarding the LargeCap Value Fund, SMidCap Fund, SMidCap Plus Fund and SmallCap Fund are hereby deleted and replaced with the following:

Westwood LargeCap Value Fund	Institutional Shares	0.65%*
	A Class Shares	0.90%*
Westwood SMidCap Fund	Institutional Shares	0.88%+
Westwood SMidCap Plus Fund	Institutional Shares	0.81%++
Westwood SmallCap Fund	Institutional Shares	0.99%(ss)

*         Prior to November 15, 2017, the Expense Cap for the Westwood LargeCap Value Fund was 0.75% for Institutional Shares and 1.00% for A Class Shares. Prior to February 29, 2016, the Expense Cap for the Westwood LargeCap Value Fund was 1.00% for Institutional Shares and 1.25% for A Class Shares.

+         Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood SMidCap Fund was 1.25%.

++       Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood SMidCap Plus Fund was 1.00%.

(ss)     Prior to November 15, 2017, the Expense Cap for Institutional Shares of the Westwood SmallCap Fund was 1.10%.

Supplement Closing [Text Block]	aic_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. WHG-SK-047-0100
WESTWOOD SMIDCAP PLUS FUND | INSTITUTIONAL SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading

4.   In the "Fund Fees and Expenses" section of the SMidCap Plus Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the "Annual Fund Operating Expenses" table and the "Example" are hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	rr_ExpenseExampleYear01	$ 83
3 YEARS	rr_ExpenseExampleYear03	278
5 YEARS	rr_ExpenseExampleYear05	492
10 YEARS	rr_ExpenseExampleYear10	$ 1,108

[1]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.81% of the Fund's Institutional Shares' average daily net assets until February 28, 2019. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2019.